STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss	$ (55,772,572)	$ (89,690,677)	$ (149,924,023)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(228,303)	(10,232,583)	4,282,498
Comprehensive loss	(56,000,875)	(99,923,260)	(145,641,525)
Less: Comprehensive income (loss) attributable to non-controlling interests	152,049	(78,314)	1,021,108
Comprehensive loss attributable to Leju Holdings Limited shareholders	$ (56,152,924)	$ (99,844,946)	$ (146,662,633)